UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2023 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	21.29%
Technology	21.18
Financial	14.11
Industrial	10.79
Communications	10.18
Consumer, Cyclical	10.11
Energy	5.85
Basic Materials	2.91
Utilities	2.35
Exchange Traded Funds	0.83
Short Term Investments	0.40
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,138.80	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.76
Investor Class
Actual	$1,000.00	$1,136.20	$4.71
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.46
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class shares and 0.89% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.80%
2,756	Air Products & Chemicals Inc	$ 825,505
1,445	Albemarle Corp	322,365
31,165	Arconic Corp(a)	921,861
12,762	Ashland Inc	1,109,145
23,924	Cabot Corp	1,600,276
1,176	Celanese Corp	136,181
2,507	CF Industries Holdings Inc	174,036
8,802	Dow Inc	468,794
33,189	DuPont de Nemours Inc	2,371,022
16,304	Eastman Chemical Co	1,364,971
3,038	Ecolab Inc	567,164
148,035	Ecovyst Inc(a)	1,696,481
1,643	FMC Corp	171,431
117,862	Freeport-McMoRan Inc	4,714,480
3,220	International Flavors & Fragrances Inc	256,280
4,233	International Paper Co	134,652
6,072	Linde PLC	2,313,918
3,116	LyondellBasell Industries NV Class A	286,142
4,008	Mosaic Co	140,280
9,988	Newmont Corp	426,088
3,115	Nucor Corp	510,798
17,193	PPG Industries Inc	2,549,722
7,849	Rogers Corp(a)	1,270,989
4,371	Sherwin-Williams Co	1,160,588
1,978	Steel Dynamics Inc	215,463
22,427	Valvoline Inc	841,237
		26,549,869
Communications — 9.80%
3,472	Airbnb Inc Class A(a)	444,972
73,730	Alphabet Inc Class A(a)	8,825,481
101,999	Alphabet Inc Class C(a)	12,338,819
146,970	Amazon.com Inc(a)	19,159,009
3,099	Arista Networks Inc(a)	502,224
88,672	AT&T Inc	1,414,318
459	Booking Holdings Inc(a)	1,239,451
1,640	CDW Corp	300,940
5,964	Charter Communications Inc Class A(a)	2,190,995
50,802	Cisco Systems Inc	2,628,496
88,860	Comcast Corp Class A	3,692,133
9,407	Corning Inc	329,621
6,804	eBay Inc	304,071
2,512	Etsy Inc(a)	212,540
1,795	Expedia Group Inc(a)	196,355
709	F5 Inc(a)	103,698
473	FactSet Research Systems Inc	189,507
3,618	Fox Corp Class A	123,012
1,481	Fox Corp Class B	47,229
7,063	Gen Digital Inc	131,019
4,764	Interpublic Group of Cos Inc	183,795
3,867	Juniper Networks Inc	121,153
3,257	Match Group Inc(a)	136,305
1,243	MercadoLibre Inc(a)	1,472,458
52,667	Meta Platforms Inc Class A(a)	15,114,376
Shares		Fair Value
Communications — (continued)
2,119	Motorola Solutions Inc	$ 621,460
11,648	Netflix Inc(a)	5,130,828
4,793	News Corp Class A	93,464
1,336	News Corp Class B	26,346
2,474	Omnicom Group Inc	235,401
3,753	Palo Alto Networks Inc(a)	958,929
6,518	Paramount Global Class B(b)	103,701
22,700	Scholastic Corp	882,803
17,443	Shopify Inc Class A(a)	1,126,818
35,561	Thryv Holdings Inc(a)	874,801
16,311	T-Mobile US Inc(a)	2,265,598
10,393	Trade Desk Inc Class A(a)	802,547
39,914	Uber Technologies Inc(a)	1,723,087
41,774	United States Cellular Corp(a)(b)	736,476
1,116	VeriSign Inc(a)	252,183
52,143	Verizon Communications Inc(a)	1,939,198
113,004	Viavi Solutions Inc(a)	1,280,335
22,664	Walt Disney Co(a)	2,023,442
26,802	Warner Bros Discovery Inc(a)	336,097
		92,815,491
Consumer, Cyclical — 9.73%
800	Advance Auto Parts Inc	56,240
1,695	Alaska Air Group Inc(a)	90,140
7,953	American Airlines Group Inc(a)	142,677
3,281	Aptiv PLC(a)	334,957
711	AutoZone Inc(a)	1,772,779
2,728	Bath & Body Works Inc	102,300
2,395	Best Buy Co Inc	196,270
17,074	BJ's Wholesale Club Holdings Inc(a)	1,075,833
17,160	Boot Barn Holdings Inc(a)	1,453,280
3,062	BorgWarner Inc	149,762
19,161	Brunswick Corp	1,660,109
2,559	Caesars Entertainment Inc(a)	130,432
2,056	CarMax Inc(a)	172,087
12,641	Carnival Corp(a)	238,030
891	Chipotle Mexican Grill Inc(a)	1,905,849
13,882	Churchill Downs Inc	1,931,958
5,322	Copart Inc(a)	485,420
5,501	Costco Wholesale Corp	2,961,628
15,488	Crocs Inc(a)	1,741,471
1,780	Cummins Inc	436,385
1,494	Darden Restaurants Inc	249,618
7,746	Delta Air Lines Inc(a)	368,245
2,731	Dollar General Corp	463,669
2,633	Dollar Tree Inc(a)	377,835
421	Domino's Pizza Inc	141,873
3,859	DR Horton Inc	469,602
7,183	Fastenal Co	423,725
48,812	Ford Motor Co	738,526
90,156	General Motors Co	3,476,415
1,741	Genuine Parts Co	294,629
1,682	Hasbro Inc	108,943
15,570	Hilton Worldwide Holdings Inc	2,266,213
12,561	Home Depot Inc	3,901,949
34,410	KB Home	1,779,341

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
4,071	Las Vegas Sands Corp(a)	$ 236,118
6,678	LCI Industries	843,832
3,197	Lennar Corp Class A	400,616
31,740	Liberty Media Corp-Liberty Braves Class C(a)	1,257,539
1,684	Live Nation Entertainment Inc(a)	153,429
3,189	LKQ Corp	185,823
15,523	Lowe's Cos Inc	3,503,541
9,792	Marriott International Inc Class A	1,798,692
12,286	Marriott Vacations Worldwide Corp	1,507,738
9,055	McDonald's Corp	2,702,103
25,440	Methode Electronics Inc	852,749
3,567	MGM Resorts International	156,663
123,383	MRC Global Inc(a)	1,242,467
4,065	Newell Brands Inc	35,366
15,282	NIKE Inc Class B	1,686,674
5,483	Norwegian Cruise Line Holdings Ltd(a)	119,365
38	NVR Inc(a)	241,324
3,741	O'Reilly Automotive Inc(a)	3,573,777
6,481	PACCAR Inc	542,136
497	Pool Corp	186,196
58,438	PulteGroup Inc	4,539,464
530	Ralph Lauren Corp	65,349
4,258	Ross Stores Inc	477,450
2,695	Royal Caribbean Cruises Ltd(a)	279,579
30,075	Skyline Champion Corp(a)	1,968,409
61,799	Southwest Airlines Co	2,237,742
21,372	Starbucks Corp	2,117,110
11,720	Tapestry Inc	501,616
20,645	Target Corp	2,723,075
42,577	Tesla Inc(a)	11,145,381
14,282	TJX Cos Inc	1,210,971
1,385	Tractor Supply Co	306,224
615	Ulta Beauty Inc(a)	289,416
3,874	United Airlines Holdings Inc(a)	212,566
4,472	VF Corp	85,370
16,866	VSE Corp	922,402
28,218	Wabash National Corp	723,510
8,782	Walgreens Boots Alliance Inc	250,199
48,567	Walmart Inc	7,633,761
696	Whirlpool Corp	103,558
561	WW Grainger Inc	442,399
1,191	Wynn Resorts Ltd	125,782
3,476	Yum! Brands Inc	481,600
		92,167,271
Consumer, Non-Cyclical — 20.50%
42,604	Abbott Laboratories	4,644,688
38,583	AbbVie Inc	5,198,288
147,724	Alight Inc Class A(a)	1,364,970
4,081	Align Technology Inc(a)	1,443,205
43,455	Alkermes PLC(a)	1,360,141
1,488	Alnylam Pharmaceuticals Inc(a)	282,631
77,999	Alta Equipment Group Inc	1,351,723
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
46,221	Altria Group Inc	$ 2,093,811
2,048	AmerisourceBergen Corp	394,097
6,628	Amgen Inc	1,471,549
12,135	AMN Healthcare Services Inc(a)	1,324,171
34,222	Andersons Inc	1,579,345
20,859	ANI Pharmaceuticals Inc(a)	1,122,840
6,756	Archer-Daniels-Midland Co	510,483
41,905	AstraZeneca PLC Sponsored ADR	2,999,141
5,125	Automatic Data Processing Inc	1,126,424
1,037	Avery Dennison Corp	178,157
6,375	Baxter International Inc	290,445
3,523	Becton Dickinson & Co	930,107
64,197	BellRing Brands Inc(a)	2,349,610
1,796	Biogen Inc(a)	511,591
268	Bio-Rad Laboratories Inc Class A(a)	101,604
1,869	Bio-Techne Corp	152,566
5,375	Block Inc(a)	357,814
17,833	Boston Scientific Corp(a)	964,587
26,058	Bristol-Myers Squibb Co	1,666,409
2,318	Brown-Forman Corp Class B	154,796
1,862	Bunge Ltd	175,680
2,452	Campbell Soup Co	112,081
3,227	Cardinal Health Inc	305,177
2,317	Catalent Inc(a)	100,465
6,842	Centene Corp(a)	461,493
614	Charles River Laboratories International Inc(a)	129,094
3,036	Church & Dwight Co Inc	304,298
13,825	Cigna Corp	3,879,295
1,073	Cintas Corp	533,367
1,530	Clorox Co	243,331
83,577	Coca-Cola Co	5,033,007
10,290	Colgate-Palmolive Co	792,742
15,792	Colliers International Group Inc(b)	1,550,616
5,746	Conagra Brands Inc	193,755
9,368	CONMED Corp	1,273,018
2,000	Constellation Brands Inc Class A	492,260
638	Cooper Cos Inc	244,628
49,368	Corteva Inc	2,828,786
5,096	CoStar Group Inc(a)	453,544
105,989	Custom Truck One Source Inc(a)	714,366
15,902	CVS Health Corp	1,099,305
16,499	Danaher Corp	3,959,760
754	DaVita Inc(a)	75,754
2,742	DENTSPLY SIRONA Inc	109,735
9,788	Dexcom Inc(a)	1,257,856
7,545	Edwards Lifesciences Corp(a)	711,720
7,681	Elevance Health Inc	3,412,591
13,784	Eli Lilly & Co	6,464,420
26,397	Embecta Corp	570,175
2,917	Equifax Inc	686,370
4,322	Estee Lauder Cos Inc Class A	848,754
16,046	Euronet Worldwide Inc(a)	1,883,319

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
11,814	Exact Sciences Corp(a)	$ 1,109,335
921	FleetCor Technologies Inc(a)	231,245
959	Gartner Inc(a)	335,947
4,929	GE HealthCare Technologies Inc	400,432
7,422	General Mills Inc	569,267
15,472	Gilead Sciences Inc	1,192,427
3,190	Global Payments Inc	314,279
6,814	HCA Healthcare Inc	2,067,913
1,625	Henry Schein Inc(a)	131,787
12,497	Herc Holdings Inc	1,710,214
1,832	Hershey Co	457,450
3,034	Hologic Inc(a)	245,663
3,837	Hormel Foods Corp	154,324
1,553	Humana Inc	694,393
1,030	IDEXX Laboratories Inc(a)	517,297
2,000	Illumina Inc(a)	374,980
2,144	Incyte Corp(a)	133,464
48,448	Inmode Ltd(a)	1,809,533
5,565	Insperity Inc	662,012
860	Insulet Corp(a)	247,972
8,027	Intuitive Surgical Inc(a)	2,744,752
2,302	IQVIA Holdings Inc(a)	517,421
4,519	J & J Snack Foods Corp	715,629
1,303	J M Smucker Co	192,414
26,857	John Wiley & Sons Inc Class A	913,944
32,233	Johnson & Johnson	5,335,206
3,074	Kellogg Co	207,188
35,634	Kenvue Inc(a)	941,450
59,662	Keurig Dr Pepper Inc	1,865,631
4,122	Kimberly-Clark Corp	569,083
21,903	Korn Ferry	1,085,075
10,162	Kraft Heinz Co	360,751
8,253	Kroger Co	387,891
1,089	Laboratory Corp of America Holdings	262,808
1,831	Lamb Weston Holdings Inc	210,473
32,128	Lantheus Holdings Inc(a)	2,696,182
451	MarketAxess Holdings Inc	117,900
3,148	McCormick & Co Inc	274,600
13,951	McKesson Corp	5,961,402
16,501	Medtronic PLC	1,453,738
63,649	Merck & Co Inc	7,344,458
6,036	Moderna Inc(a)	733,374
710	Molina Healthcare Inc(a)	213,880
2,198	Molson Coors Beverage Co Class B	144,716
16,891	Mondelez International Inc Class A	1,232,030
31,106	Monster Beverage Corp(a)	1,786,729
1,970	Moody's Corp	685,008
38,014	Nomad Foods Ltd(a)	666,005
56,704	Option Care Health Inc(a)	1,842,313
3,579	Organon & Co	74,479
40,577	Pacira BioSciences Inc(a)	1,625,920
17,069	PayPal Holdings Inc(a)	1,139,014
17,087	PepsiCo Inc	3,164,854
70,020	Pfizer Inc	2,568,334
19,252	Philip Morris International Inc	1,879,380
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
50,566	Procter & Gamble Co	$ 7,672,885
55,873	Quanex Building Products Corp	1,500,190
1,756	Quanta Services Inc	344,966
1,360	Quest Diagnostics Inc	191,162
8,955	Regeneron Pharmaceuticals Inc(a)	6,434,526
1,856	ResMed Inc	405,536
1,571	Revvity Inc	186,619
1,317	Robert Half International Inc	99,065
2,636	Rollins Inc	112,900
4,068	S&P Global Inc	1,630,821
13,928	Sanofi	1,499,434
2,811	Sarepta Therapeutics Inc(a)	321,916
1,148	Seagen Inc(a)	220,944
17,318	Spectrum Brands Holdings Inc	1,351,670
1,182	STERIS PLC	265,926
4,190	Stryker Corp	1,278,327
49,927	Supernus Pharmaceuticals Inc(a)	1,500,806
6,308	Sysco Corp	468,054
552	Teleflex Inc	133,601
34,158	Tenet Healthcare Corp(a)	2,779,778
9,817	Thermo Fisher Scientific Inc	5,122,020
3,636	Tyson Foods Inc Class A	185,581
11,448	UFP Technologies Inc(a)	2,219,195
7,582	United Rentals Inc	3,376,795
8,074	United Therapeutics Corp(a)	1,782,335
11,547	UnitedHealth Group Inc	5,549,950
766	Universal Health Services Inc Class B	120,852
34,580	V2X Inc(a)	1,713,785
1,818	Verisk Analytics Inc	410,923
3,194	Vertex Pharmaceuticals Inc(a)	1,124,001
14,506	Viatris Inc	144,770
726	Waters Corp(a)	193,508
904	West Pharmaceutical Services Inc	345,753
2,639	Zimmer Biomet Holdings Inc	384,238
5,731	Zoetis Inc	986,936
		194,159,689
Energy — 5.63%
33,098	Antero Resources Corp(a)	762,247
3,724	APA Corp	127,249
12,780	Baker Hughes Co	403,976
33,347	California Resources Corp	1,510,286
57,244	ChampionX Corp	1,776,854
3,412	Cheniere Energy Inc	519,852
21,615	Chevron Corp	3,401,120
49,782	ConocoPhillips	5,157,913
9,530	Coterra Energy Inc	241,109
49,283	Delek US Holdings Inc	1,180,328
8,113	Devon Energy Corp	392,182
2,310	Diamondback Energy Inc	303,442
1,695	Enphase Energy Inc(a)	283,879
7,255	EOG Resources Inc	830,262
4,552	EQT Corp	187,224

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Energy — (continued)
103,939	Exxon Mobil Corp	$ 11,147,458
8,276	First Solar Inc(a)	1,573,185
11,481	Halliburton Co	378,758
3,441	Hess Corp	467,804
24,797	Kinder Morgan Inc	427,004
194,406	Kosmos Energy Ltd(a)	1,164,492
8,047	Marathon Oil Corp	185,242
5,302	Marathon Petroleum Corp	618,213
119,613	Newpark Resources Inc(a)	625,576
61,322	Noble Corp PLC(a)	2,533,212
74,140	Northern Oil and Gas Inc	2,544,485
8,911	Occidental Petroleum Corp	523,967
5,414	ONEOK Inc	334,152
5,691	Phillips 66	542,807
2,853	Pioneer Natural Resources Co	591,084
17,678	Schlumberger NV	868,343
92,750	Shell PLC	2,766,304
698	SolarEdge Technologies Inc(a)	187,797
2,771	Targa Resources Corp	210,873
37,114	Tidewater Inc(a)	2,057,600
21,712	Valero Energy Corp	2,546,818
52,687	Weatherford International PLC(a)	3,499,470
15,114	Williams Cos Inc	493,170
		53,365,737
Financial — 13.59%
6,837	Aflac Inc	477,223
20,872	Agree Realty Corp REIT	1,364,820
1,967	Alexandria Real Estate Equities Inc REIT	223,235
3,347	Allstate Corp	364,957
7,375	American Express Co	1,284,725
45,686	American International Group Inc	2,628,772
10,997	American Tower Corp REIT	2,132,758
1,309	Ameriprise Financial Inc	434,797
41,031	Ameris Bancorp	1,403,671
2,534	Aon PLC Class A	874,737
23,793	Apollo Global Management Inc	1,827,540
4,495	Arch Capital Group Ltd(a)	336,451
2,622	Arthur J Gallagher & Co	575,713
700	Assurant Inc	88,004
3,754	Assured Guaranty Ltd	209,473
1,725	AvalonBay Communities Inc REIT	326,491
71,659	AXA SA	2,117,623
21,079	Axos Financial Inc(a)	831,356
235,497	Bank of America Corp	6,756,409
9,079	Bank of New York Mellon Corp	404,197
22,130	Berkshire Hathaway Inc Class B(a)	7,546,330
1,858	BlackRock Inc	1,284,138
7,344	Blackstone Inc	682,772
1,784	Boston Properties Inc REIT	102,741
2,969	Brown & Brown Inc	204,386
59,747	Cadence Bank	1,173,431
1,307	Camden Property Trust REIT	142,293
Shares		Fair Value
Financial — (continued)
46,257	Cannae Holdings Inc(a)	$ 934,854
18,770	Capital One Financial Corp	2,052,875
1,345	Cboe Global Markets Inc	185,623
3,836	CBRE Group Inc Class A(a)	309,604
70,529	Charles Schwab Corp	3,997,584
5,138	Chubb Ltd	989,373
1,926	Cincinnati Financial Corp	187,438
105,088	Citigroup Inc	4,838,252
5,655	Citizens Financial Group Inc	147,482
4,462	CME Group Inc	826,764
1,697	Comerica Inc	71,885
5,286	Crown Castle Inc REIT	602,287
3,676	Digital Realty Trust Inc REIT	418,586
3,103	Discover Financial Services	362,586
33,933	Employers Holdings Inc	1,269,434
1,160	Equinix Inc REIT	909,370
68,695	Equity Commonwealth REIT	1,391,761
4,291	Equity Residential REIT	283,077
802	Essex Property Trust Inc REIT	187,909
553	Everest Re Group Ltd	189,049
1,671	Extra Space Storage Inc REIT	248,728
16,433	Federal Agricultural Mortgage Corp Class C	2,362,079
908	Federal Realty Investment Trust REIT	87,867
8,532	Fifth Third Bancorp	223,624
3,708	Franklin Resources Inc(b)	99,041
40,234	Gaming & Leisure Properties Inc REIT	1,949,740
1,131	Globe Life Inc	123,980
15,021	Goldman Sachs Group Inc	4,844,873
3,969	Hartford Financial Services Group Inc	285,847
6,602	Healthpeak Properties Inc REIT	132,700
96,218	Home BancShares Inc	2,193,770
9,164	Host Hotels & Resorts Inc REIT	154,230
17,717	Huntington Bancshares Inc	190,989
6,945	Intercontinental Exchange Inc	785,341
64,353	International Money Express Inc(a)	1,578,579
5,905	Invesco Ltd	99,263
7,195	Invitation Homes Inc REIT	247,508
3,578	Iron Mountain Inc REIT	203,302
48,749	JPMorgan Chase & Co	7,090,055
28,413	Kemper Corp	1,371,211
10,619	KeyCorp	98,120
7,165	Kimco Realty Corp REIT	141,294
1,591	Lincoln National Corp	40,984
2,300	Loews Corp	136,574
2,005	M&T Bank Corp	248,139
6,136	Marsh & McLennan Cos Inc	1,154,059
14,431	Mastercard Inc Class A	5,675,712
21,079	McGrath RentCorp	1,949,386
8,054	MetLife Inc	455,293
1,501	Mid-America Apartment Communities Inc REIT	227,942
23,483	Morgan Stanley	2,005,448

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
4,237	Nasdaq Inc	$ 211,214
2,553	Northern Trust Corp	189,279
90,327	OceanFirst Financial Corp	1,410,908
23,185	Pinnacle Financial Partners Inc	1,313,430
24,211	PNC Financial Services Group Inc	3,049,375
25,691	Popular Inc	1,554,819
33,282	Postal Realty Trust Inc REIT Class A	489,578
2,774	Principal Financial Group Inc	210,380
7,260	Progressive Corp	961,006
11,454	Prologis Inc REIT	1,404,604
26,628	Prosperity Bancshares Inc	1,503,949
4,604	Prudential Financial Inc	406,165
1,937	Public Storage REIT	565,372
2,385	Raymond James Financial Inc	247,491
8,350	Realty Income Corp REIT	499,246
1,969	Regency Centers Corp REIT	121,625
11,173	Regions Financial Corp	199,103
1,326	SBA Communications Corp REIT	307,314
4,075	Simon Property Group Inc REIT	470,581
23,548	SouthState Corp	1,549,458
53,433	STAG Industrial Inc REIT(b)	1,917,176
16,566	State Street Corp	1,212,300
24,180	Stifel Financial Corp	1,442,821
5,546	Synchrony Financial	188,120
2,786	T Rowe Price Group Inc	312,088
2,864	Travelers Cos Inc	497,362
16,520	Truist Financial Corp	501,382
4,033	UDR Inc REIT	173,258
17,065	US Bancorp	563,828
5,136	Ventas Inc REIT	242,779
12,671	VICI Properties Inc REIT	398,250
20,071	Visa Inc Class A	4,766,461
51,587	Vornado Realty Trust REIT	935,788
2,398	W R Berkley Corp	142,825
46,540	Wells Fargo & Co	1,986,327
6,164	Welltower Inc REIT	498,606
9,206	Weyerhaeuser Co REIT	308,493
1,292	Willis Towers Watson PLC	304,266
27,262	Wintrust Financial Corp	1,979,766
32,962	WSFS Financial Corp	1,243,327
1,921	Zions Bancorp NA	51,598
		128,692,232
Industrial — 10.39%
6,862	3M Co	686,818
1,510	A O Smith Corp	109,898
10,538	AECOM	892,463
3,702	Agilent Technologies Inc	445,165
15,160	Albany International Corp Class A	1,414,125
1,092	Allegion PLC	131,062
18,184	Amcor PLC	181,476
2,874	AMETEK Inc	465,243
17,940	Amphenol Corp Class A	1,524,003
Shares		Fair Value
Industrial — (continued)
29,713	Arcosa Inc	$ 2,251,354
11,837	Atkore Inc(a)	1,845,862
898	Axon Enterprise Inc(a)	175,218
24,712	Ball Corp	1,438,485
7,015	Boeing Co(a)	1,481,287
10,355	Carrier Global Corp	514,747
6,393	Caterpillar Inc	1,572,998
1,526	CH Robinson Worldwide Inc	143,978
17,767	Clean Harbors Inc(a)	2,921,428
31,936	Columbus McKinnon Corp	1,298,198
36,544	CRH PLC	2,016,040
25,217	CSX Corp	859,900
5,808	Deere & Co	2,353,343
1,726	Dover Corp	254,844
4,944	Eaton Corp PLC	994,238
7,173	Emerson Electric Co	648,367
1,874	Expeditors International of Washington Inc	226,998
13,602	FedEx Corp	3,371,936
4,286	Fortive Corp	320,464
1,887	Garmin Ltd	196,795
105,551	Genco Shipping & Trading Ltd	1,480,881
784	Generac Holdings Inc(a)	116,918
2,742	General Dynamics Corp	589,941
13,507	General Electric Co	1,483,744
31,669	Griffon Corp	1,276,261
18,733	Honeywell International Inc	3,887,097
4,464	Howmet Aerospace Inc	221,236
485	Huntington Ingalls Industries Inc	110,386
928	IDEX Corp	199,761
3,431	Illinois Tool Works Inc	858,299
39,659	Ingersoll Rand Inc	2,592,112
30,301	International Seaways Inc	1,158,710
1,567	Jacobs Solutions Inc	186,301
113,354	Janus International Group Inc(a)	1,208,354
1,029	JB Hunt Transport Services Inc	186,280
40,025	Johnson Controls International PLC	2,727,303
11,487	Kadant Inc	2,551,263
2,267	Keysight Technologies Inc(a)	379,609
54,647	Kimball Electronics Inc(a)	1,509,897
35,129	Knife River Corp(a)	1,528,112
2,359	L3Harris Technologies Inc	461,821
142,953	Leonardo DRS Inc(a)	2,478,805
4,095	Littelfuse Inc	1,192,914
2,795	Lockheed Martin Corp	1,286,762
108,889	LSB Industries Inc(a)	1,072,557
747	Martin Marietta Materials Inc	344,882
2,952	Masco Corp	169,386
63,808	MDU Resources Group Inc	1,336,139
265	Mettler-Toledo International Inc(a)	347,585
739	Mohawk Industries Inc(a)	76,235
23,137	Moog Inc Class A	2,508,745
14,654	National Instruments Corp	841,140
694	Nordson Corp	172,237
2,856	Norfolk Southern Corp	647,627

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
7,614	Northrop Grumman Corp	$ 3,470,461
1,135	Old Dominion Freight Line Inc	419,666
5,155	Otis Worldwide Corp	458,847
1,087	Packaging Corp of America	143,658
1,565	Parker-Hannifin Corp	610,413
2,173	Pentair PLC	140,376
55,539	Pure Cycle Corp(a)	610,929
45,227	Raytheon Technologies Corp	4,430,437
2,600	Republic Services Inc	398,242
3,322	Rockwell Automation Inc	1,094,433
1,930	Sealed Air Corp	77,200
673	Snap-on Inc	193,952
1,954	Stanley Black & Decker Inc	183,109
20,924	TD SYNNEX Corp	1,966,856
3,908	TE Connectivity Ltd	547,745
583	Teledyne Technologies Inc(a)	239,677
2,619	Textron Inc	177,123
6,722	Trane Technologies PLC	1,285,650
1,446	TransDigm Group Inc	1,292,970
3,279	Trimble Inc(a)	173,590
115,393	TTM Technologies Inc(a)	1,603,963
20,591	UFP Industries Inc	1,998,357
7,562	Union Pacific Corp	1,547,336
8,989	United Parcel Service Inc Class B	1,611,278
123,337	Vontier Corp	3,972,685
1,614	Vulcan Materials Co	363,860
4,591	Waste Management Inc	796,171
2,248	Westinghouse Air Brake Technologies Corp	246,538
3,349	Westrock Co	97,355
2,943	Xylem Inc	331,441
		98,410,351
Technology — 20.39%
7,834	Accenture PLC Class A	2,417,416
8,874	Activision Blizzard Inc(a)	748,078
8,227	Adobe Inc(a)	4,022,921
27,668	Advanced Micro Devices Inc(a)	3,151,662
1,821	Akamai Technologies Inc(a)	163,653
6,275	Analog Devices Inc	1,222,433
1,108	ANSYS Inc(a)	365,939
233,748	Apple Inc	45,340,100
10,483	Applied Materials Inc	1,515,213
1,055	ASML Holding NV	764,611
2,629	Autodesk Inc(a)	537,920
7,004	Broadcom Inc	6,075,480
1,510	Broadridge Financial Solutions Inc	250,101
3,383	Cadence Design Systems Inc(a)	793,381
1,866	Ceridian HCM Holding Inc(a)	124,966
13,022	Cognizant Technology Solutions Corp Class A	850,076
13,745	Concentrix Corp	1,109,909
33,021	Crane NXT Co	1,863,705
23,741	CSG Systems International Inc	1,252,100
2,738	DXC Technology Co(a)	73,159
Shares		Fair Value
Technology — (continued)
3,277	Electronic Arts Inc	$ 425,027
749	EPAM Systems Inc(a)	168,338
310	Fair Isaac Corp(a)	250,855
7,467	Fidelity National Information Services Inc	408,445
7,657	Fiserv Inc(a)	965,931
7,962	Fortinet Inc(a)	601,848
16,397	Hewlett Packard Enterprise Co	275,470
10,548	HP Inc	323,929
1,330	HubSpot Inc(a)	707,680
51,735	Intel Corp	1,730,018
11,263	International Business Machines Corp	1,507,102
5,898	Intuit Inc	2,702,405
905	Jack Henry & Associates Inc	151,434
1,701	KLA Corp	825,019
2,683	Lam Research Corp	1,724,793
1,625	Leidos Holdings Inc	143,780
6,705	Microchip Technology Inc	600,701
13,574	Micron Technology Inc	856,655
140,350	Microsoft Corp	47,794,789
1,194	MongoDB Inc(a)	490,722
560	Monolithic Power Systems Inc	302,529
1,486	MSCI Inc	697,365
2,638	NetApp Inc	201,543
42,054	NVIDIA Corp	17,789,683
9,419	NXP Semiconductors NV	1,927,881
5,356	ON Semiconductor Corp(a)	506,570
77,821	Oracle Corp	9,267,703
4,004	Paychex Inc	447,927
599	Paycom Software Inc	192,423
1,311	PTC Inc(a)	186,555
1,236	Qorvo Inc(a)	126,109
41,872	QUALCOMM Inc	4,984,443
34,379	Rambus Inc(a)	2,206,100
1,341	Roper Technologies Inc	644,753
20,280	Salesforce Inc(a)	4,284,353
12,164	Science Applications International Corp	1,368,207
2,435	Seagate Technology Holdings PLC	150,653
57,820	Semtech Corp(a)	1,472,097
2,527	ServiceNow Inc(a)	1,420,098
1,889	Skyworks Solutions Inc	209,093
9,135	Super Micro Computer Inc(a)	2,276,899
4,412	Synopsys Inc(a)	1,921,029
2,010	Take-Two Interactive Software Inc(a)	295,792
1,898	Teradyne Inc	211,304
11,257	Texas Instruments Inc	2,026,485
20,553	Tower Semiconductor Ltd(a)	771,149
502	Tyler Technologies Inc(a)	209,068
68,155	Veradigm Inc(a)	858,753
4,073	Western Digital Corp(a)	154,489
2,381	Workday Inc Class A(a)	537,844
656	Zebra Technologies Corp Class A(a)	194,064
		193,140,725

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Utilities — 2.26%
8,572	AES Corp	$ 177,698
19,749	ALLETE Inc	1,144,850
3,234	Alliant Energy Corp	169,720
30,991	Ameren Corp	2,531,035
6,507	American Electric Power Co Inc	547,889
2,485	American Water Works Co Inc	354,734
1,745	Atmos Energy Corp	203,013
7,850	CenterPoint Energy Inc	228,828
3,452	CMS Energy Corp	202,805
4,375	Consolidated Edison Inc	395,500
24,999	Constellation Energy Corp	2,288,658
10,255	Dominion Energy Inc	531,106
2,517	DTE Energy Co	276,920
9,559	Duke Energy Corp	857,825
4,647	Edison International	322,734
2,601	Entergy Corp	253,259
2,964	Evergy Inc	173,157
4,318	Eversource Energy	306,233
58,810	Exelon Corp	2,395,919
6,683	FirstEnergy Corp	259,835
25,097	NextEra Energy Inc	1,862,197
4,843	NiSource Inc	132,456
65,220	NRG Energy Inc	2,438,576
19,492	PG&E Corp(a)	336,822
1,319	Pinnacle West Capital Corp	107,446
9,106	PPL Corp	240,945
6,302	Public Service Enterprise Group Inc	394,568
3,847	Sempra Energy	560,085
13,524	Southern Co	950,061
4,029	WEC Energy Group Inc	355,519
6,900	Xcel Energy Inc	428,973
		21,429,366
TOTAL COMMON STOCK — 95.09% (Cost $826,400,129)		$900,730,731
EXCHANGE TRADED FUNDS
48,276	iShares Russell 1000 Value ETF	7,619,401

TOTAL EXCHANGE TRADED FUNDS — 0.81% (Cost $7,531,604)		$ 7,619,401
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.38%
$1,084,783	Undivided interest of 1.24% in a repurchase agreement (principal amount/value $87,510,414 with a maturity value of $87,547,387) with Citigroup Global Markets Inc, 5.07%, dated 6/30/23 to be repurchased at $1,084,783 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/24 - 8/20/67, with a value of $89,260,624.(c)	$ 1,084,783
1,271,380	Undivided interest of 1.39% in a repurchase agreement (principal amount/value $91,849,961 with a maturity value of $91,888,691) with RBC Capital Markets Corp, 5.06%, dated 6/30/23 to be repurchased at $1,271,380 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 7/31/23 - 5/20/53, with a value of $93,686,960.(c)	1,271,380
1,271,380	Undivided interest of 1.41% in a repurchase agreement (principal amount/value $90,505,664 with a maturity value of $90,543,827) with Bank of America Securities Inc, 5.06%, dated 6/30/23 to be repurchased at $1,271,380 on 7/3/23 collateralized by Federal National Mortgage Association securities, 2.00% - 6.50%, 4/1/35 - 9/1/61, with a value of $92,315,777.(c)	1,271,380
TOTAL SHORT TERM INVESTMENTS — 0.38% (Cost $3,627,543)		$ 3,627,543
TOTAL INVESTMENTS — 96.28% (Cost $837,559,276)		$911,977,675
OTHER ASSETS & LIABILITIES, NET — 3.72%		$ 35,220,555
TOTAL NET ASSETS — 100.00%		$947,198,230

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2023.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
At June 30, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	49	USD	10,996	Sep 2023	$113,275
				Net Appreciation	$113,275
At June 30, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	17,132	EUR	15,800	09/20/2023	$(182)
BB	USD	586,663	GBP	473,600	09/20/2023	(14,855)
CGM	USD	108	EUR	100	09/20/2023	(1)
CGM	USD	13,131	GBP	10,600	09/20/2023	(332)
GS	USD	30,477	GBP	24,600	09/20/2023	(768)
HSB	USD	683,917	EUR	630,800	09/20/2023	(7,332)
HSB	USD	678,005	GBP	547,500	09/20/2023	(17,373)
JPM	EUR	465,700	USD	512,510	09/20/2023	(2,183)
JPM	GBP	950,400	USD	1,211,087	09/20/2023	(3,987)
JPM	USD	504,934	EUR	465,700	09/20/2023	(5,393)
JPM	USD	1,185,556	GBP	950,400	09/20/2023	(21,544)
MS	USD	3,061,636	EUR	2,819,500	09/20/2023	(28,050)
MS	USD	399,485	GBP	322,600	09/20/2023	(10,248)
RBS	USD	950,921	GBP	767,900	09/20/2023	(24,386)
SSB	USD	92,261	EUR	85,100	09/20/2023	(994)
SSB	USD	1,551,081	GBP	1,224,900	09/20/2023	(4,661)
TD	USD	327,437	GBP	264,400	09/20/2023	(8,377)
UBS	USD	667,444	EUR	608,600	09/20/2023	524
WES	USD	362,704	EUR	334,500	09/20/2023	(3,851)
					Net Depreciation	$(153,993)
Counterparty Abbreviations
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley & Co LLC
RBS	Royal Bank of Scotland
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
Empower Core Strategies: U.S. Equity Fund
ASSETS:
Investments in securities, fair value (including $3,539,047 of securities on loan)(a)	$908,350,132
Repurchase agreements, fair value(b)	3,627,543
Cash	49,467,797
Cash pledged on futures contracts	1,043,498
Dividends receivable	523,304
Subscriptions receivable	13,382,357
Receivable for investments sold	3,114,917
Variation margin on futures contracts	81,375
Unrealized appreciation on forward foreign currency contracts	524
Total Assets	979,591,447
LIABILITIES:
Payable for director fees	7,340
Payable for investments purchased	27,290,873
Payable for other accrued fees	84,724
Payable for shareholder services fees	220,400
Payable to investment adviser	279,706
Payable upon return of securities loaned	3,627,543
Redemptions payable	728,114
Unrealized depreciation on forward foreign currency contracts	154,517
Total Liabilities	32,393,217
NET ASSETS	$947,198,230
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,811,594
Paid-in capital in excess of par	867,112,647
Undistributed/accumulated earnings	71,273,989
NET ASSETS	$947,198,230
NET ASSETS BY CLASS
Investor Class	$929,934,392
Institutional Class	$17,263,838
CAPITAL STOCK:
Authorized
Investor Class	200,000,000
Institutional Class	25,000,000
Issued and Outstanding
Investor Class	86,821,743
Institutional Class	1,294,193
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.71
Institutional Class	$13.34
(a) Cost of investments	$833,931,733
(b) Cost of repurchase agreements	$3,627,543
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
Empower Core Strategies: U.S. Equity Fund
INVESTMENT INCOME:
Income from securities lending	$2,074
Dividends	4,288,922
Foreign withholding tax	(22,883)
Total Income	4,268,113
EXPENSES:
Management fees	1,214,147
Shareholder services fees – Investor Class	874,960
Audit and tax fees	32,058
Custodian fees	54,755
Directors fees	15,001
Legal fees	3,519
Pricing fees	646
Registration fees	67,259
Shareholder report fees	29,471
Transfer agent fees	4,360
Other fees	6,142
Total Expenses	2,302,318
Less amount waived by investment adviser	28,938
Net Expenses	2,273,380
NET INVESTMENT INCOME	1,994,733
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	675,076
Net realized gain on futures contracts	2,791,371
Net realized gain on forward foreign currency contracts	49,987
Net Realized Gain	3,516,434
Net change in unrealized appreciation on investments and foreign currency translations	72,078,772
Net change in unrealized appreciation on futures contracts	111,625
Net change in unrealized depreciation on forward foreign currency contracts	(145,488)
Net Change in Unrealized Appreciation	72,044,909
Net Realized and Unrealized Gain	75,561,343
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$77,556,076
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal years ended December 31,2022, and April 30, 2022
Empower Core Strategies: U.S. Equity Fund	June 30, 2023	December 31, 2022(a)	April 30, 2022
OPERATIONS:
Net investment income	$1,994,733	$556,062	$52,316
Net realized gain	3,516,434	(6,594,601)	2,684,533
Net change in unrealized appreciation	72,044,909	2,668,797	(3,824,770)
Net Increase in Net Assets Resulting from Operations	77,556,076	(3,369,742)	(1,087,921)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	-	(235,368)
Institutional Class	-	-	(887,989)
From return of capital	0	0	(1,123,357)
From net investment income and net realized gains
Investor Class	(2,062,391)	-	(1,978,456)
Institutional Class	(23,375)	-	(3,118,608)
From Net Investment Income and Net Realized Gains	(2,085,766)	0	(5,097,064)
Total Distributions	(2,085,766)	0	(6,220,421)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	644,171,039	257,792,443	20,191,296
Institutional Class	2,055,509	5,907,393	10,654,509
Shares issued in reinvestment of distributions
Investor Class	2,062,391	-	2,213,824
Institutional Class	23,375	-	4,006,597
Shares redeemed
Investor Class	(43,093,929)	(8,396,334)	(15,492,381)
Institutional Class	(2,427,864)	(12,995,721)	(4,288,859)
Net Increase in Net Assets Resulting from Capital Share Transactions	602,790,521	242,307,781	17,284,986
Total Increase in Net Assets	678,260,831	238,938,039	9,976,644
NET ASSETS:
Beginning of Period	268,937,399	29,999,360	20,022,716
End of Period	$947,198,230	$268,937,399	$29,999,360
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	64,099,339	27,066,517	1,626,440
Institutional Class	166,777	503,118	719,456
Shares issued in reinvestment of distributions
Investor Class	197,547	-	188,089
Institutional Class	1,797	-	283,172
Shares redeemed
Investor Class	(4,299,922)	(881,985)	(1,317,660)
Institutional Class	(192,080)	(1,135,024)	(295,396)
Net Increase	59,973,458	25,552,626	1,204,101
(a)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund’s fiscal year end from April 30 to December 31, beginning December 31, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
06/30/2023 (Unaudited)	$ 9.45	0.04	1.25	1.29	—	(0.03)	—	(0.03)	$10.71	13.62% (c)
12/31/2022 (d)	$ 9.82	0.05	(0.42)	(0.37)	—	—	—	—	$ 9.45	(3.77%) (c)
04/30/2022	$12.42	(0.01) (e)	(0.08)	(0.09)	(0.27)	(0.54)	(1.70)	(2.51)	$ 9.82	(2.89%)
04/30/2021 (f)	$10.00	0.00 (g)	2.68	2.68	—	(0.09)	(0.17)	(0.26)	$12.42	27.11% (c)
Institutional Class
06/30/2023 (Unaudited)	$11.73	0.06	1.57	1.63	—	(0.02)	—	(0.02)	$13.34	13.88% (c)
12/31/2022 (d)	$12.16	0.09	(0.52)	(0.43)	—	—	—	—	$11.73	(3.54%) (c)
04/30/2022	$14.68	0.04	(0.16)	(0.12)	(0.53)	(0.17)	(1.70)	(2.40)	$12.16	(2.59%)
04/30/2021	$ 9.78	0.05	5.12	5.17	—	(0.10)	(0.17)	(0.27)	$14.68	53.21%
04/30/2020	$10.41	0.09	(0.52)	(0.43)	—	(0.04)	(0.16)	(0.20)	$ 9.78	(4.34%)
04/30/2019 (h)	$10.00	0.07	0.41	0.48	—	(0.07)	—	(0.07)	$10.41	4.89% (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(i)
Investor Class
06/30/2023 (Unaudited)	$929,934	0.89% (j)	0.89% (j)	0.77% (j)	19% (c)
12/31/2022 (d)	$253,476	1.09% (j)	0.90% (j)	0.83% (j)	62% (c)
04/30/2022	$ 6,286	1.57%	0.90%	(0.12%)	132%
04/30/2021 (f)	$ 1,781	3.36% (j)	0.90% (j)	0.01% (j)	69% (c)
Institutional Class
06/30/2023 (Unaudited)	$ 17,264	0.90% (j)	0.55% (j)	1.01% (j)	19% (c)
12/31/2022 (d)	$ 15,462	0.89% (j)	0.55% (j)	1.09% (j)	62% (c)
04/30/2022	$ 23,714	1.02%	0.55%	0.26%	132%
04/30/2021	$ 18,242	1.26%	0.55%	0.42%	69%
04/30/2020	$ 9,871	1.49%	0.55%	0.87%	65%
04/30/2019 (h)	$ 8,066	2.20% (j)	0.55% (j)	0.89% (j)	34% (c)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning.
(e)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(f)	Investor Class inception date was September 3, 2020.
(g)	Amount was less than $0.01 per share.
(h)	Institutional Class inception date was June 25, 2018.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower Core Strategies: U.S. Equity Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital.  The Fund is diversified as defined in the 1940 Act.  The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.  The Board of Directors of Empower Funds, Inc. approved a change to the Funds’ fiscal year end from April 30 to December 31, beginning December 31, 2022.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Semi-Annual Report - June 30, 2023

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2023

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$ 26,549,869	$ —	$ —	$ 26,549,869
Communications	92,815,491	—	—	92,815,491
Consumer, Cyclical	92,167,271	—	—	92,167,271
Consumer, Non-cyclical	192,660,255	1,499,434	—	194,159,689
Energy	50,599,433	2,766,304	—	53,365,737
Financial	126,574,609	2,117,623	—	128,692,232
Industrial	96,394,311	2,016,040	—	98,410,351
Technology	192,369,576	771,149	—	193,140,725
Utilities	21,429,366	—	—	21,429,366
	891,560,181	9,170,550	—	900,730,731
Exchange Traded Funds	7,619,401	—	—	7,619,401
Short Term Investments	—	3,627,543	—	3,627,543
Total investments, at fair value:	899,179,582	12,798,093	—	911,977,675
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	524	—	524
Futures Contracts(a)	113,275	—	—	113,275
Total Assets	$ 899,292,857	$ 12,798,617	$ —	$ 912,091,474
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(154,517)	—	(154,517)
Total Liabilities	$ 0	$ (154,517)	$ —	$ (154,517)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received

Semi-Annual Report - June 30, 2023

or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no federal income or excise tax provision is required.  The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually.  Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2023 were as follows:
Federal tax cost of investments	$840,422,943
Gross unrealized appreciation on investments	93,365,444
Gross unrealized depreciation on investments	(21,851,430)
Net unrealized appreciation on investments	$71,514,014
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semi-Annual Report - June 30, 2023

The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 42 long futures contracts and an average of 0 short futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average foreign currency contracts amount of $8,593,114 in forward contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2023 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$113,275 (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 524	Unrealized depreciation on forward foreign currency contracts	$(154,517)

Semi-Annual Report - June 30, 2023

(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2023 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$2,791,371	Net change in unrealized appreciation on futures contracts	$111,625
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$ 49,987	Net change in unrealized depreciation on forward foreign currency contracts	$(145,488)
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2023.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities(a)	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Assets (forward contracts)	$ 524	$—	$—	$—	$ 524
Derivative Liabilities (forward contracts)	$(154,517)	$—	$—	$—	$(154,517)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds has entered into an investment advisory agreement with Empower Capital Management, LLC (ECM or the Adviser), a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.47% of the Fund’s average daily net assets up to $1 billion dollars, 0.42% of the Fund’s average daily net assets over $1 billion dollars and 0.37% of the Fund’s average daily net assets over $2 billion dollars.  Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.55% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2024 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.  At June 30, 2023, the amounts available for recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Expires June 30, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$136,330	$116,842	$215,587	$28,938	$0

Semi-Annual Report - June 30, 2023

The Adviser and Empower Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and Empower of America, Putnam Investment Management, LLC (Putnam), an affiliate of the Adviser and Empower of America, J.P. Morgan Investment Management Inc., and Loomis, Sayles & Company L.P. (the Sub-Advisers). The Adviser is responsible for compensating the Sub-Advisers for their services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.0075% of the average daily net value on all Fund assets subject to an annual $20,000 minimum.
The Adviser is responsible for compensating Putnam, which receives monthly compensation for its services at the annual rate of 0.40% of the average daily net asset value on the first $250 million of assets, 0.35% on the next $250 million of assets, and 0.25% over $500 million of assets on the portion of the Fund managed by Putnam.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $673,000 for the fiscal period ended June 30, 2023.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $676,979,521 and $93,649,913, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2023, the Fund had securities on loan valued at $3,539,047 and received collateral as reported on the Statement of Assets and Liabilities of $3,627,543 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2023, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2023

8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2023, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2023

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee (“LRMC”) as the administrator of the liquidity risk management program. The LRMC includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The LRMC reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2023, and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2022 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 15, 2023. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds;
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)    no changes were proposed to the program as of the date of the report; and
(v)	no Fund approached the internal triggers set by the LRMC or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and that recent amendments to Rule 22e-4 proposed by the SEC were reviewed.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2023 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and the Company, on behalf of Empower Core Strategies: U.S. Equity Fund (the “Fund” and together with the Company’s other series, the “Empower Funds”), and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements”) by and among the Company, ECM and each of the following sub-advisers (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”):

Fund	Sub-Adviser(s)
Empower Core Strategies: U.S. Equity Fund	Irish Life Investment Managers Limited (“ILIM”)
J.P. Morgan Investment Management Inc. (“JPMIM”)
Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Putnam Investment Management, LLC (“Putnam”)
(ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”).  Each of ILIM and Putnam is an affiliate of ECM and Empower of America.)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating the assets of the Fund among one or more sub-advisers - including, in this case, each of ILIM, JPMIM, Loomis Sayles and Putnam.  In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person.  Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 22, 2023 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of ECM to review, among other things, comparative information regarding the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with ECM.  The Independent Directors also conferred with the Independent Consultant regarding Broadridge’s peer group selection methodology and noted that they had previously discussed such methodology with representatives of Broadridge at a meeting of the Independent Directors convened on February 15, 2023.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.

In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Advisers (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an agreement between ECM and Empower.  (Empower is a wholly-owned subsidiary of Empower of America; references herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s disaster recovery procedures, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments, and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  Noting the Fund’s inception dates of September 3, 2020 and June 25, 2018 for the Fund’s Investor Class and Institutional Class, respectively, the Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications, for the one-year period ended December 31, 2022 with respect to the Investor Class, and for the one- and three-year periods ended December 31, 2022 with respect to the Institutional Class.  In evaluating the Fund’s performance, the Board noted how the Fund performed relative to the returns of its benchmark index and the performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund outperformed its respective performance universe median for each period reviewed, ranking in the second quintile of its respective performance universe (the first quintile being the best performers and the fifth quintile being the worst performers) for the one-year period ended December 31, 2022, and, as to the Institutional Class, ranking in the first quintile of its performance universe for the three-year period ended December 31, 2022.  The Board also observed each class of the Fund outperformed its benchmark index for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions.  In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary.  The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and each Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class and compared to other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund through April 30, 2024.
In evaluating the management fee and total expense ratio of the Fund, as to its Institutional Class and Investor Class, the Board considered the fees payable by and the total expense ratio of a peer group of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, as to each class, the Fund’s Contractual Management Fee was lower than its peer group median contractual management fee and, for the Investor Class, was the lowest of its respective peer group. The Board also observed that the total annual operating expense ratio for each of the Fund’s Investor Class and Institutional Class was in the third quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), which, for the Investor Class was lower than its peer group median expense ratio.  As to the Fund’s Institutional Class, the Board noted that its total annual operating expense ratio had a specific peer group ranking in the 56th percentile.  In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board also reviewed information regarding the fees charged by ECM and the Sub-Advisers to similar other funds of the Company managed by ECM and the Sub-Advisers, as applicable, and/or standard institutional fee schedules for the relevant investment strategy.  The Board noted that ECM does not manage other client accounts in the same investment style as the Fund.  With respect to each of JPMIM, Loomis Sayles and Putnam, the Board noted that the information provided included the Sub-Adviser’s standard fee schedule for an institutional separately managed account managed with an investment strategy similar to that used for its allocated portion of the Fund’s portfolio and/or the fees charged for one or more similar retail mutual funds managed by the Sub-Adviser.  As applicable, the Board noted explanations provided for any differences in fee schedules, such as applicable legal, governance and capital structures, historical pricing arrangements, account sizes, and the totality of client relationship, anticipated flows and projected growth, as well as differences in risks assumed and services provided as between the Fund and other types of accounts.
Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by ILIM included the fees it charged to ECM for the other series of the Company sub-advised by ILIM, including other equity index funds and a passively managed sleeve of another equity fund (collectively, the “ILIM Sub-Advised Funds”).  The Board also noted ILIM’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and services.  Taking into account all of the foregoing, the Board noted that the fees charged appeared to be consistent or competitive with those charged to the other funds or accounts and ECM, as applicable.
The Board further considered the overall financial soundness of, and the profits estimated to be realized by, ECM and each of the Sub-Advisers.  For this purpose, the Board reviewed the financial statements and profitability information from ECM and each of the Sub-Advisers.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s estimated complex-level profits.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.  In addition, with respect to the Fund in particular, the Board noted that both ECM and Loomis Sayles reported a negative margin associated with its management of the Fund or allocated portion thereof, respectively.
The Board also noted that ILIM’s profitability was based on its aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund) and Putnam’s profitability was based on the aggregate profitability for providing sub-advisory services to two Empower Funds, including the Fund. As to JPMIM, the Board noted that, although the Sub-Adviser did not provide an estimate of profits related to the Fund, the JPMIM Sub-Advisory Agreement is arm’s length and therefore, such information was not relevant to the Board’s consideration of the continuation of the JPMIM Sub-Advisory Agreement.

Based on the information provided, the Board concluded that the costs of the services provided and, as applicable, the profits estimated to have been realized by ECM and its affiliates and/or the Sub-Advisers were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of the Fund’s assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board noted that both the management fee schedule and - with respect to each Sub-Adviser except ILIM - the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased.  As the Board considered the foregoing, including instances in which the breakpoints in the applicable sub-advisory fee schedule take effect at lower asset levels than for the management fee, the Board took into account that the sub-advisory fee under each Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement.  In this connection, the Board noted the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM with respect to the Fund’s Investor Class, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that each of ILIM, Loomis Sayles and Putnam may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted instances in which a Sub-Adviser indicated that the Fund’s performance record forms part of the Sub-Adviser’s overall performance results or a Sub-Adviser otherwise derives a reputational benefit from its relationship to the Fund and, therefore, a Sub-Adviser may gain or enhance its exposure to prospective advisory clients.  As to JPMIM, the Board noted the Sub-Adviser’s statement that it is aware of no direct or indirect benefits that have been derived from its relationship to the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, ILIM and Putnam, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is offered as an investment option on a brokerage platform sponsored by an affiliate of ECM and that an affiliate of ECM may provide asset allocation services to the Fund’s investors.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived or to be derived by ECM, the Sub-Advisers, or, as applicable, their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer & Chief Financial Officer
Date:August 23, 2023